UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07409

Tax-Managed Growth Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

December 31

Date of Fiscal Year End

December 31, 2017

Date of Reporting Period

Item 1. Reports to Stockholders

Tax-Managed Growth Portfolio

December 31, 2017

Portfolio of Investments

Common Stocks — 98.6%

Security	Shares	Value

Aerospace & Defense — 3.0%
Arconic, Inc.	5,034	$137,176
Boeing Co. (The)	1,013,423	298,868,577
General Dynamics Corp.	111,158	22,615,095
Huntington Ingalls Industries, Inc.	539	127,042
Lockheed Martin Corp.	52,891	16,980,656
Northrop Grumman Corp.	35,008	10,744,305
Raytheon Co.	67,943	12,763,093
Rockwell Collins, Inc.	12,850	1,742,717
United Technologies Corp.	928,267	118,419,021

		$482,397,682

Air Freight & Logistics — 2.0%
C.H. Robinson Worldwide, Inc.	776,123	$69,144,798
Expeditors International of Washington, Inc.	1,300	84,097
FedEx Corp.	302,343	75,446,672
United Parcel Service, Inc., Class B	1,454,599	173,315,471

		$317,991,038

Airlines — 0.0%(1)
American Airlines Group, Inc.	53,294	$2,772,887
Delta Air Lines, Inc.	47,773	2,675,288

		$5,448,175

Auto Components — 0.2%
Adient PLC	15,055	$1,184,829
Aptiv PLC	228,000	19,341,240
BorgWarner, Inc.	2,800	143,052
Delphi Technologies PLC(2)	76,000	3,987,720
Gentex Corp.	497,018	10,412,527

		$35,069,368

Automobiles — 0.2%
Daimler AG	38,000	$3,213,470
Ford Motor Co.	1,212,587	15,145,212
General Motors Co.	73,598	3,016,782
Harley-Davidson, Inc.	20,162	1,025,842
Tesla, Inc.(2)	7,188	2,237,984

		$24,639,290

Banks — 7.2%
Bank of America Corp.	2,445,857	$72,201,699
Bank of Montreal	4	320

Security	Shares	Value

Banks (continued)
BB&T Corp.	1,328,924	$66,074,101
BB&T Corp.(3)	22,314	1,108,897
CIT Group, Inc.	66,161	3,257,106
Citigroup, Inc.	854,460	63,580,369
Commerce Bancshares, Inc.	43,484	2,428,119
CVB Financial Corp.	152,000	3,581,120
Fifth Third Bancorp	1,155,361	35,053,653
HSBC Holdings PLC	220,592	2,267,975
HSBC Holdings PLC ADR	424	21,895
Huntington Bancshares, Inc.	121,677	1,771,617
ING Groep NV ADR	131,742	2,431,957
JPMorgan Chase & Co.	3,402,669	363,881,423
KeyCorp	111,718	2,253,352
M&T Bank Corp.	89,716	15,340,539
PNC Financial Services Group, Inc. (The)	76,601	11,052,758
Regions Financial Corp.	714,736	12,350,638
Societe Generale SA	460,793	23,756,402
SunTrust Banks, Inc.	447,497	28,903,831
SVB Financial Group(2)	12,233	2,859,708
Synovus Financial Corp.	1,565	75,026
Toronto-Dominion Bank (The)	30,213	1,769,878
U.S. Bancorp	2,109,905	113,048,710
Wells Fargo & Co.	5,493,884	333,313,942

		$1,162,385,035

Beverages — 2.3%
Anheuser-Busch InBev SA/NV ADR	2,080	$232,045
Boston Beer Co., Inc. (The), Class A(2)	4,730	903,903
Brown-Forman Corp., Class A	750	50,430
Brown-Forman Corp., Class B	4,273	293,427
Coca-Cola Co. (The)	3,079,322	141,279,293
Constellation Brands, Inc., Class A	782	178,741
Dr Pepper Snapple Group, Inc.	2,700	262,062
Molson Coors Brewing Co., Class B	186,000	15,265,020
Monster Beverage Corp.(2)	111,851	7,079,050
PepsiCo, Inc.	1,789,715	214,622,623

		$380,166,594

Biotechnology — 4.5%
AbbVie, Inc.	2,183,900	$211,204,969
Agios Pharmaceuticals, Inc.(2)	54,880	3,137,490
Alexion Pharmaceuticals, Inc.(2)	627,269	75,015,100
Alexion Pharmaceuticals, Inc.(2)(3)	43,530	5,205,753
Alexion Pharmaceuticals, Inc.(2)(3)	81,001	9,686,910
Alkermes PLC(2)	5,000	273,650

16	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2017

Portfolio of Investments — continued

Security	Shares	Value

Biotechnology (continued)
Alnylam Pharmaceuticals, Inc.(2)	5,000	$635,250
Amgen, Inc.	829,445	144,240,485
Biogen, Inc.(2)	141,716	45,146,466
Bioverativ, Inc.(2)	69,608	3,753,263
Celgene Corp.(2)	882,847	92,133,913
Gilead Sciences, Inc.	1,161,439	83,205,490
Incyte Corp.(2)	76,572	7,252,134
Neurocrine Biosciences, Inc.(2)	20,000	1,551,800
Regeneron Pharmaceuticals, Inc.(2)	18,129	6,815,779
Shire PLC ADR	6,338	983,150
Vertex Pharmaceuticals, Inc.(2)	234,000	35,067,240

		$725,308,842

Building Products — 0.3%
A.O. Smith Corp.	24,000	$1,470,720
Fortune Brands Home & Security, Inc.	1,723	117,922
Johnson Controls International PLC	309,864	11,808,917
Lennox International, Inc.	168,620	35,116,801

		$48,514,360

Capital Markets — 5.9%
Affiliated Managers Group, Inc.	36,716	$7,535,959
Ameriprise Financial, Inc.	214,704	36,385,887
Bank of New York Mellon Corp. (The)	472,609	25,454,721
BlackRock, Inc.	10,664	5,478,203
Brookfield Asset Management, Inc., Class A	85,620	3,727,895
Cboe Global Markets, Inc.	158,225	19,713,253
Charles Schwab Corp. (The)	3,780,109	194,184,199
CME Group, Inc.	213,337	31,157,869
E*TRADE Financial Corp.(2)	4,593	227,675
Franklin Resources, Inc.	639,541	27,711,312
Goldman Sachs Group, Inc. (The)	662,815	168,858,749
Intercontinental Exchange, Inc.	116,086	8,191,028
Invesco, Ltd.	4,040	147,622
Legg Mason, Inc.	122,902	5,159,426
LPL Financial Holdings, Inc.	206,073	11,775,011
Moody’s Corp.	188,838	27,874,377
Morgan Stanley	2,338,649	122,708,913
Nasdaq, Inc.	66,660	5,121,488
Northern Trust Corp.	711,598	71,081,524
S&P Global, Inc.	171,673	29,081,406
SEI Investments Co.	150,000	10,779,000
State Street Corp.	782,835	76,412,524
Stifel Financial Corp.	112,796	6,718,130
T. Rowe Price Group, Inc.	534,472	56,082,147

Security	Shares	Value

Capital Markets (continued)
UBS AG(2)	9	$166
Waddell & Reed Financial, Inc., Class A	8,833	197,329

		$951,765,813

Chemicals — 1.5%
AdvanSix, Inc.(2)	1,768	$74,380
Air Products and Chemicals, Inc.	5,772	947,070
Albemarle Corp.	84,157	10,762,839
Balchem Corp.	17,292	1,393,735
Chemours Co. (The)	151	7,559
DowDuPont, Inc.	1,198,087	85,327,756
Eastman Chemical Co.	1,950	180,648
Ecolab, Inc.	562,291	75,448,206
International Flavors & Fragrances, Inc.	3,000	457,830
LyondellBasell Industries NV, Class A	4,063	448,230
Monsanto Co.	16,425	1,918,111
NewMarket Corp.	12,227	4,858,888
PPG Industries, Inc.	344,447	40,238,299
Praxair, Inc.	6,143	950,199
Sherwin-Williams Co. (The)	28,213	11,568,459
Valvoline, Inc.	68,886	1,726,283
Westlake Chemical Corp.	1,000	106,530

		$236,415,022

Commercial Services & Supplies — 0.1%
Copart, Inc.(2)	3,800	$164,122
Pitney Bowes, Inc.	14,270	159,538
Stericycle, Inc.(2)	13,300	904,267
Waste Management, Inc.	109,569	9,455,805

		$10,683,732

Communications Equipment — 1.8%
Arista Networks, Inc.(2)	530,020	$124,862,111
Arista Networks, Inc.(2)(3)	120,000	28,269,600
Arista Networks, Inc.(2)(3)	127,576	30,024,300
Cisco Systems, Inc.	2,083,361	79,792,726
Juniper Networks, Inc.	285,300	8,131,050
Motorola Solutions, Inc.	37,773	3,412,413
Nokia Oyj ADR	192	895
Palo Alto Networks, Inc.(2)	140,438	20,355,084

		$294,848,179

17	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2017

Portfolio of Investments — continued

Security	Shares	Value

Construction & Engineering — 0.0%(1)
Fluor Corp.	2,400	$123,960
Jacobs Engineering Group, Inc.	56,851	3,749,892

		$3,873,852

Construction Materials — 0.0%(1)
Vulcan Materials Co.	57,535	$7,385,768

		$7,385,768

Consumer Finance — 1.7%
American Express Co.	1,028,695	$102,159,700
Capital One Financial Corp.	130,994	13,044,383
Discover Financial Services	1,217,829	93,675,407
LendingClub Corp.(2)	79,691	329,124
Navient Corp.	10,200	135,864
SLM Corp.(2)	10,200	115,260
Synchrony Financial	1,709,753	66,013,563

		$275,473,301

Containers & Packaging — 0.1%
AptarGroup, Inc.	27,180	$2,345,090
Avery Dennison Corp.	2,250	258,435
Ball Corp.	25,288	957,151
Crown Holdings, Inc.(2)	13,787	775,519
International Paper Co.	42,000	2,433,480
WestRock Co.	39,303	2,484,343

		$9,254,018

Distributors — 0.2%
Genuine Parts Co.	198,637	$18,872,501
LKQ Corp.(2)	224,518	9,131,147

		$28,003,648

Diversified Consumer Services — 0.0%(1)
H&R Block, Inc.	25,610	$671,494

		$671,494

Diversified Financial Services — 2.5%
Berkshire Hathaway, Inc., Class A(2)	453	$134,812,804
Berkshire Hathaway, Inc., Class B(2)	1,362,394	270,053,739

		$404,866,543

Diversified Telecommunication Services — 0.2%
AT&T, Inc.	619,815	$24,098,407
CenturyLink, Inc.	5,086	84,835

Security	Shares	Value

Diversified Telecommunication Services (continued)
Deutsche Telekom AG ADR	46,667	$824,186
Frontier Communications Corp.	894	6,043
Verizon Communications, Inc.	113,787	6,022,746
Windstream Holdings, Inc.	4,107	7,598

		$31,043,815

Electric Utilities — 0.2%
Duke Energy Corp.	31,500	$2,649,465
Exelon Corp.	8,420	331,832
NextEra Energy, Inc.	113,807	17,775,515
Southern Co. (The)	104,610	5,030,695

		$25,787,507

Electrical Equipment — 1.1%
Acuity Brands, Inc.	11,121	$1,957,296
AMETEK, Inc.	68,596	4,971,152
Eaton Corp. PLC	131,464	10,386,971
Emerson Electric Co.	2,031,858	141,600,184
Rockwell Automation, Inc.	122,389	24,031,080

		$182,946,683

Electronic Equipment, Instruments & Components — 0.4%
CDW Corp.	142,695	$9,915,875
Corning, Inc.	1,540,029	49,265,528
Keysight Technologies, Inc.(2)	2,442	101,587
Knowles Corp.(2)	8,001	117,295
TE Connectivity, Ltd.	15,999	1,520,545

		$60,920,830

Energy Equipment & Services — 0.8%
Frank’s International NV(3)	1,500,000	$9,975,000
Halliburton Co.	916,846	44,806,264
National Oilwell Varco, Inc.	5,061	182,297
Schlumberger, Ltd.	1,209,705	81,522,020
Transocean, Ltd.(2)	2,884	30,801

		$136,516,382

Equity Real Estate Investment Trusts (REITs) — 0.1%
American Tower Corp.	25,815	$3,683,026
Host Hotels & Resorts, Inc.	8,720	173,092
ProLogis, Inc.	2,000	129,020
Public Storage	49	10,241
Simon Property Group, Inc.	25,563	4,390,190

		$8,385,569

18	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2017

Portfolio of Investments — continued

Security	Shares	Value

Food & Staples Retailing — 3.0%
Costco Wholesale Corp.	878,577	$163,520,751
CVS Health Corp.	1,220,216	88,465,660
Kroger Co. (The)	185,438	5,090,273
Sprouts Farmers Market, Inc.(2)	1,595,636	38,853,737
Sysco Corp.	439,987	26,720,411
Wal-Mart Stores, Inc.	1,184,795	116,998,506
Walgreens Boots Alliance, Inc.	552,387	40,114,344

		$479,763,682

Food Products — 1.5%
Archer-Daniels-Midland Co.	170,413	$6,830,153
Campbell Soup Co.	139,915	6,731,311
Conagra Brands, Inc.	402,669	15,168,541
Flowers Foods, Inc.	261,924	5,057,752
General Mills, Inc.	16,787	995,301
Hain Celestial Group, Inc. (The)(2)	7,590	321,740
Hershey Co. (The)	541,784	61,497,902
Hormel Foods Corp.	145,646	5,300,058
JM Smucker Co. (The)	18,967	2,356,460
Kellogg Co.	63,058	4,286,683
Kraft Heinz Co. (The)	35,003	2,721,833
Lamb Weston Holdings, Inc.	93,135	5,257,471
McCormick & Co., Inc.	51,488	5,247,142
Mondelez International, Inc., Class A	483,289	20,684,769
Nestle SA	1,119,866	96,281,874
Tyson Foods, Inc., Class A	24,682	2,000,970

		$240,739,960

Health Care Equipment & Supplies — 1.8%
Abbott Laboratories	1,787,005	$101,984,375
ABIOMED, Inc.(2)	49,633	9,301,721
Baxter International, Inc.	230,275	14,884,976
Becton, Dickinson and Co.	78,887	16,886,551
Boston Scientific Corp.(2)	30,490	755,847
Danaher Corp.	139,109	12,912,097
DexCom, Inc.(2)	94,962	5,449,869
Edwards Lifesciences Corp.(2)	5,200	586,092
Halyard Health, Inc.(2)	542	25,030
Hologic, Inc.(2)	154,947	6,623,984
Intuitive Surgical, Inc.(2)	74,858	27,318,679
Medtronic PLC	529,730	42,775,698
Stryker Corp.	247,882	38,382,049
Zimmer Biomet Holdings, Inc.	148,351	17,901,515

		$295,788,483

Security	Shares	Value

Health Care Providers & Services — 0.4%
Acadia Healthcare Co., Inc.(2)	32,000	$1,044,160
Aetna, Inc.	18,766	3,385,199
Anthem, Inc.	54,347	12,228,618
Cardinal Health, Inc.	29,805	1,826,152
Centene Corp.(2)	12,164	1,227,104
Cigna Corp.	8,814	1,790,035
DaVita, Inc.(2)	157,055	11,347,224
Express Scripts Holding Co.(2)	5	373
HCA Healthcare, Inc.(2)	155,114	13,625,214
Henry Schein, Inc.(2)	26,346	1,841,059
Humana, Inc.	482	119,570
McKesson Corp.	5,914	922,288
UnitedHealth Group, Inc.	77,826	17,157,520

		$66,514,516

Health Care Technology — 0.2%
Cerner Corp.(2)	17,440	$1,175,282
Cotiviti Holdings, Inc.(2)	863,310	27,807,215

		$28,982,497

Hotels, Restaurants & Leisure — 3.5%
Carnival Corp.	13,648	$905,818
Chipotle Mexican Grill, Inc.(2)	72,498	20,954,097
Chipotle Mexican Grill, Inc.(2)(3)	48,619	14,052,349
Choice Hotels International, Inc.	30,002	2,328,155
Darden Restaurants, Inc.	20,400	1,958,808
Domino’s Pizza, Inc.	148	27,966
Hilton Worldwide Holdings, Inc.	38,110	3,043,465
Marriott International, Inc., Class A	1,889,405	256,448,941
McDonald’s Corp.	11,550	1,987,986
MGM Resorts International(3)	50,000	1,668,665
Starbucks Corp.	3,676,552	211,144,381
Texas Roadhouse, Inc.	398,116	20,972,751
Yum China Holdings, Inc.	360,498	14,427,130
Yum! Brands, Inc.	290,587	23,714,805

		$573,635,317

Household Durables — 0.1%
D.R. Horton, Inc.	1,455	$74,307
Lennar Corp., Class A	1,050	66,402
Lennar Corp., Class B	21	1,085
Mohawk Industries, Inc.(2)	2,820	778,038
Newell Brands, Inc.	350,091	10,817,812
PulteGroup, Inc.	29,551	982,571
Tempur Sealy International, Inc.(2)	135,025	8,464,717

19	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2017

Portfolio of Investments — continued

Security	Shares	Value

Household Durables (continued)
Whirlpool Corp.	1,391	$234,578

		$21,419,510

Household Products — 1.5%
Church & Dwight Co., Inc.	1,120	$56,190
Clorox Co. (The)	1,340	199,312
Colgate-Palmolive Co.	1,237,495	93,368,998
Energizer Holdings, Inc.	9,500	455,810
Kimberly-Clark Corp.	32,943	3,974,902
Procter & Gamble Co. (The)	1,604,743	147,443,787

		$245,498,999

Independent Power and Renewable Electricity Producers — 0.0%(1)
AES Corp. (The)	1,730	$18,736

		$18,736

Industrial Conglomerates — 2.0%
3M Co.	715,543	$168,417,356
Carlisle Cos., Inc.	49,148	5,585,670
General Electric Co.	5,305,316	92,577,764
Honeywell International, Inc.	360,331	55,260,362
Roper Technologies, Inc.	20,247	5,243,973

		$327,085,125

Insurance — 1.2%
Aegon NV ADR	5	$31
Aflac, Inc.	268,756	23,591,402
Aflac, Inc.(3)	25,000	2,193,403
Alleghany Corp.(2)	3,985	2,375,419
Allstate Corp. (The)	5,277	552,555
American International Group, Inc.	159,867	9,524,876
Aon PLC	81,264	10,889,376
Arch Capital Group, Ltd.(2)	13,000	1,180,010
Arthur J. Gallagher & Co.	345,890	21,887,919
Assurant, Inc.	10,300	1,038,652
Brighthouse Financial, Inc.(2)	936	54,887
Chubb, Ltd.	7,710	1,126,662
Cincinnati Financial Corp.	142,557	10,687,498
Hartford Financial Services Group, Inc.	32,187	1,811,484
Markel Corp.(2)	6,362	7,247,145
Marsh & McLennan Cos., Inc.	53,019	4,315,216
MetLife, Inc.	10,296	520,566
Progressive Corp.	1,239,244	69,794,222
Prudential Financial, Inc.	18,767	2,157,830

Security	Shares	Value

Insurance (continued)
Reinsurance Group of America, Inc.	6,425	$1,001,850
Torchmark Corp.	89,853	8,150,566
Travelers Companies, Inc. (The)	97,519	13,227,477
Trisura Group, Ltd.(2)	124	2,572
Willis Towers Watson PLC	104	15,672

		$193,347,290

Internet & Direct Marketing Retail — 3.2%
Amazon.com, Inc.(2)	355,925	$416,243,610
Ctrip.com International, Ltd. ADR(2)	5,200	229,320
Expedia, Inc.	2,670	319,786
HSN, Inc.	19,864	801,512
Netflix, Inc.(2)	126,516	24,286,011
Priceline Group, Inc. (The)(2)	44,435	77,216,477
Wayfair, Inc.(2)	26,372	2,116,881

		$521,213,597

Internet Software & Services — 8.1%
2U, Inc.(2)	14,879	$959,844
Akamai Technologies, Inc.(2)	225,000	14,634,000
Alibaba Group Holding, Ltd. ADR(2)	208,381	35,931,136
Alphabet, Inc., Class A(2)	288,524	303,931,182
Alphabet, Inc., Class C(2)	347,938	364,082,323
Altaba, Inc.(2)	144,071	10,063,359
Baidu, Inc. ADR(2)	72,500	16,980,225
Box, Inc.(2)	116,823	2,467,302
Cars.com, Inc.(2)	400	11,536
eBay, Inc.(2)	1,340,247	50,580,922
Facebook, Inc., Class A(2)	2,763,802	487,700,501
IAC/InterActiveCorp(2)	4,215	515,410
LogMeIn, Inc.	1,026	117,477
Pandora Media, Inc.(2)	37,000	178,340
Twitter, Inc.(2)	622,959	14,957,245
VeriSign, Inc.(2)	19,493	2,230,779
Yelp, Inc.(2)	145,608	6,109,712

		$1,311,451,293

IT Services — 2.4%
Accenture PLC, Class A	571,570	$87,501,651
Alliance Data Systems Corp.	686	173,887
Automatic Data Processing, Inc.	141,795	16,616,956
Broadridge Financial Solutions, Inc.	20,205	1,830,169
Cognizant Technology Solutions Corp., Class A	5,578	396,150
Fidelity National Information Services, Inc.	82,344	7,747,747
Fiserv, Inc.(2)	210,028	27,540,972

20	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2017

Portfolio of Investments — continued

Security	Shares	Value

IT Services (continued)
International Business Machines Corp.	431,029	$66,128,469
MasterCard, Inc., Class A	60,081	9,093,860
Paychex, Inc.	706,875	48,124,050
PayPal Holdings, Inc.(2)	169,839	12,503,547
Sabre Corp.	157,290	3,224,445
Square, Inc., Class A(2)	96,040	3,329,707
Total System Services, Inc.	5	396
Visa, Inc., Class A	838,263	95,578,747
Western Union Co.	82,244	1,563,458

		$381,354,211

Leisure Products — 0.0%(1)
Hasbro, Inc.	441	$40,083
Mattel, Inc.	337,206	5,186,228
Polaris Industries, Inc.	20,015	2,481,660

		$7,707,971

Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc.	651,639	$43,640,264
Illumina, Inc.(2)	25,250	5,516,872
IQVIA Holdings, Inc.(2)	24,800	2,427,920
Thermo Fisher Scientific, Inc.	37,076	7,039,991

		$58,625,047

Machinery — 2.0%
Caterpillar, Inc.	241,634	$38,076,686
Cummins, Inc.	150	26,496
Deere & Co.	228,655	35,786,794
Donaldson Co., Inc.	96,349	4,716,284
Dover Corp.	333,697	33,700,060
Fortive Corp.	28,046	2,029,128
Illinois Tool Works, Inc.	1,050,838	175,332,320
Ingersoll-Rand PLC	6,080	542,275
Lincoln Electric Holdings, Inc.	53,660	4,914,183
Manitowoc Co., Inc. (The)(2)	11,435	449,853
Middleby Corp.(2)	2,000	269,900
PACCAR, Inc.	186,094	13,227,562
Parker-Hannifin Corp.	18,857	3,763,480
Pentair PLC	4	282
Snap-on, Inc.	15,151	2,640,819
Stanley Black & Decker, Inc.	288	48,871
WABCO Holdings, Inc.(2)	3,080	441,980
Wabtec Corp.	14,082	1,146,697
Welbilt, Inc.(2)	45,741	1,075,371

		$318,189,041

Security	Shares	Value

Media — 2.7%
CBS Corp., Class B	489,119	$28,858,021
Comcast Corp., Class A	3,726,644	149,252,092
Discovery Communications, Inc., Class A(2)	6,930	155,093
Discovery Communications, Inc., Class C(2)	207	4,382
Liberty Braves Group, Series A(2)	1,236	27,254
Liberty Braves Group, Series C(2)	2,473	54,950
Liberty Broadband Corp., Series A(2)	3,091	262,890
Liberty Broadband Corp., Series C(2)	6,183	526,544
Liberty Formula One, Series A(2)	3,091	101,138
Liberty Formula One, Series C(2)	6,183	211,211
Liberty Global PLC, Class A(2)	8,854	317,327
Liberty Global PLC, Class C(2)	27,614	934,458
Liberty Global PLC LiLAC, Class A(2)	1,546	31,152
Liberty Global PLC LiLAC, Class C(2)	4,825	95,969
Liberty SiriusXM Group, Series A(2)	12,367	490,475
Liberty SiriusXM Group, Series C(2)	24,734	980,951
Live Nation Entertainment, Inc.(2)	1,800	76,626
News Corp., Class A	24	389
Omnicom Group, Inc.	146,645	10,680,155
TEGNA, Inc.	1,201	16,910
Time Warner, Inc.	11,347	1,037,910
Time, Inc.	109	2,011
Twenty-First Century Fox, Inc., Class A	16,333	563,979
Viacom, Inc., Class B	412,909	12,721,726
Walt Disney Co. (The)	2,221,158	238,796,697

		$446,200,310

Metals & Mining — 0.2%
Alcoa Corp.(2)	5,862	$315,786
Cleveland-Cliffs, Inc.(2)	527,743	3,805,027
Freeport-McMoRan, Inc.(2)	39,818	754,949
Glencore PLC(2)	598,405	3,132,029
Lonmin PLC(2)	64	72
Nucor Corp.	235,636	14,981,737
Southern Copper Corp.	12,126	575,379
Steel Dynamics, Inc.	31,000	1,337,030
Steel Dynamics, Inc.(3)	140,295	6,050,923

		$30,952,932

Multi-Utilities — 0.0%(1)
Consolidated Edison, Inc.	782	$66,431
Dominion Energy, Inc.	4,493	364,203
DTE Energy Co.	52,668	5,765,039
Sempra Energy	3,787	404,906
WEC Energy Group, Inc.	3,742	248,581

		$6,849,160

21	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2017

Portfolio of Investments — continued

Security	Shares	Value

Multiline Retail — 0.1%
Dollar Tree, Inc.(2)	142,658	$15,308,630
Nordstrom, Inc.	6,234	295,367
Target Corp.	36,405	2,375,426

		$17,979,423

Oil, Gas & Consumable Fuels — 4.7%
Anadarko Petroleum Corp.	800,521	$42,939,946
Antero Resources Corp.(2)	1,633,197	31,030,743
Apache Corp.	175,832	7,423,627
California Resources Corp.(2)	275	5,346
Cheniere Energy, Inc.(2)	642,305	34,581,701
Chesapeake Energy Corp.(2)	288	1,141
Chevron Corp.	834,821	104,511,241
Concho Resources, Inc.(2)	40,000	6,008,800
ConocoPhillips	305,809	16,785,856
Devon Energy Corp.	1,380,333	57,145,786
EOG Resources, Inc.	1,077,613	116,285,219
EQT Corp.	180,474	10,272,580
Exxon Mobil Corp.	3,357,899	280,854,672
Hess Corp.	64,190	3,047,099
Kinder Morgan, Inc.	50,432	911,306
Marathon Oil Corp.	163,096	2,761,215
Marathon Petroleum Corp.	160,826	10,611,300
Murphy Oil Corp.	145,312	4,511,938
Occidental Petroleum Corp.	15,964	1,175,908
Phillips 66	193,292	19,551,486
Pioneer Natural Resources Co.	14,430	2,494,226
Range Resources Corp.	669,731	11,425,611
Royal Dutch Shell PLC, Class A ADR	70,142	4,679,173
Southwestern Energy Co.(2)	730	4,073
Williams Cos., Inc.	4,625	141,016
WPX Energy, Inc.(2)	666	9,371

		$769,170,380

Personal Products — 0.0%(1)
Estee Lauder Cos., Inc. (The), Class A	37,919	$4,824,814
Unilever NV - NY Shares	19,032	1,071,882
Unilever PLC ADR	9,918	548,862

		$6,445,558

Pharmaceuticals — 5.4%
Allergan PLC	214,839	$35,143,364
AstraZeneca PLC ADR	870	30,189
Bristol-Myers Squibb Co.	2,043,349	125,216,427
Catalent, Inc.(2)	45,943	1,887,338

Security	Shares	Value

Pharmaceuticals (continued)
Eli Lilly & Co.	1,594,954	$134,709,815
GlaxoSmithKline PLC ADR	1,468	52,070
Johnson & Johnson	2,116,323	295,692,649
Johnson & Johnson (3)	14,035	1,959,009
Mallinckrodt PLC(2)	6	135
Merck & Co., Inc.	1,373,699	77,298,043
Novartis AG ADR	114,146	9,583,698
Novo Nordisk A/S ADR	1,271,336	68,232,603
Pfizer, Inc.	1,717,311	62,201,004
Roche Holding AG ADR	35,808	1,130,817
Sanofi ADR	5,100	219,300
Teva Pharmaceutical Industries, Ltd. ADR	1,671,886	31,682,240
Zoetis, Inc.	477,369	34,389,663

		$879,428,364

Professional Services — 0.2%
Equifax, Inc.	12,654	$1,492,160
Nielsen Holdings PLC	72,356	2,633,758
On Assignment, Inc.(2)	129,037	8,293,208
On Assignment, Inc.(2)(3)	21,275	1,367,344
On Assignment, Inc.(2)(3)	19,913	1,279,809
Verisk Analytics, Inc.(2)	97,537	9,363,552

		$24,429,831

Road & Rail — 0.6%
Canadian National Railway Co.	303,231	$25,016,557
CSX Corp.	79,000	4,345,790
Kansas City Southern	7,000	736,540
Norfolk Southern Corp.	209,569	30,366,548
Union Pacific Corp.	314,347	42,153,933

		$102,619,368

Semiconductors & Semiconductor Equipment — 5.3%
Analog Devices, Inc.	610,814	$54,380,770
Analog Devices, Inc.(3)	20,897	1,860,460
Applied Materials, Inc.	100,000	5,112,000
ASML Holding NV - NY Shares	3,622	629,576
Broadcom, Ltd.	76,737	19,713,735
Cypress Semiconductor Corp.	107,346	1,635,953
Intel Corp.	6,630,787	306,077,128
Lam Research Corp.	28,350	5,218,385
Marvell Technology Group, Ltd.	95,391	2,048,045
Microchip Technology, Inc.	290,939	25,567,719
Microchip Technology, Inc.(3)	5,600	491,636
Micron Technology, Inc.(2)	164,484	6,763,582

22	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2017

Portfolio of Investments — continued

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
NVIDIA Corp.	528,634	$102,290,679
NVIDIA Corp.(3)	100,000	19,340,325
NVIDIA Corp.(3)	109,020	21,095,370
QUALCOMM, Inc.	2,743,051	175,610,125
Texas Instruments, Inc.	1,045,341	109,175,414
Versum Materials, Inc.	1,129	42,733
Xilinx, Inc.	104,186	7,024,220

		$864,077,855

Software — 4.5%
Activision Blizzard, Inc.	218,092	$13,809,585
Adobe Systems, Inc.(2)	489,165	85,721,275
Autodesk, Inc.(2)	5,071	531,593
Barracuda Networks, Inc.(2)(3)	435,000	11,962,500
Cadence Design Systems, Inc.(2)	506,300	21,173,466
CDK Global, Inc.	3	214
Check Point Software Technologies, Ltd.(2)	150,000	15,543,000
Citrix Systems, Inc.(2)	5,976	525,888
Dell Technologies, Inc., Class V(2)	156	12,680
FireEye, Inc.(2)	82,732	1,174,794
Fortinet, Inc.(2)	20,000	873,800
Intuit, Inc.	33,788	5,331,071
Manhattan Associates, Inc.(2)	56,873	2,817,488
Microsoft Corp.	3,437,471	294,041,269
Oracle Corp.	3,428,219	162,086,194
Paycom Software, Inc.(2)	542,805	43,603,526
Red Hat, Inc.(2)	1,050	126,105
salesforce.com, inc.(2)	57,236	5,851,236
ServiceNow, Inc.(2)	169,856	22,147,524
Splunk, Inc.(2)	205,000	16,982,200
Symantec Corp.	72,900	2,045,574
Synopsys, Inc.(2)	5,660	482,458
Tableau Software, Inc., Class A(2)	13,699	947,971
Ultimate Software Group, Inc. (The)(2)	21,655	4,725,771
Workday, Inc., Class A(2)	121,726	12,384,403

		$724,901,585

Specialty Retail — 1.9%
Advance Auto Parts, Inc.	78,893	$7,864,843
AutoNation, Inc.(2)	5,972	306,543
AutoZone, Inc.(2)	280	199,184
Bed Bath & Beyond, Inc.	7,000	153,930
Best Buy Co., Inc.	237,474	16,259,845
Dick’s Sporting Goods, Inc.	35,000	1,005,900
Gap, Inc. (The)	89,138	3,036,040

Security	Shares	Value

Specialty Retail (continued)
GNC Holdings, Inc., Class A(2)	900	$3,321
Home Depot, Inc. (The)	41,855	7,932,778
L Brands, Inc.	41,877	2,521,833
Lowe’s Companies, Inc.	864,447	80,341,704
O’Reilly Automotive, Inc.(2)	20,695	4,977,975
O’Reilly Automotive, Inc.(2)(3)	29,562	7,110,844
Ross Stores, Inc.	245,594	19,708,919
Signet Jewelers, Ltd.	65,986	3,731,508
Tiffany & Co.	600	62,370
TJX Cos., Inc. (The)	1,533,161	117,225,490
Tractor Supply Co.	225,175	16,831,831
Ulta Salon, Cosmetics & Fragrance, Inc.(2)	78,652	17,591,306

		$306,866,164

Technology Hardware, Storage & Peripherals — 3.5%
Apple, Inc.	3,237,738	$547,922,402
NetApp, Inc.	474,967	26,275,174

		$574,197,576

Textiles, Apparel & Luxury Goods — 1.4%
Hanesbrands, Inc.	547,980	$11,458,262
Luxottica Group SpA ADR	20,606	1,260,469
NIKE, Inc., Class B	3,382,280	211,561,614
VF Corp.	69,146	5,116,804

		$229,397,149

Thrifts & Mortgage Finance — 0.0%(1)
Essent Group, Ltd.(2)	48,156	$2,090,934

		$2,090,934

Tobacco — 0.5%
Altria Group, Inc.	295,011	$21,066,736
Altria Group, Inc.(3)	32,000	2,283,977
British American Tobacco PLC ADR	3,399	227,699
Philip Morris International, Inc.	593,298	62,681,934

		$86,260,346

Trading Companies & Distributors — 0.0%(1)
Fastenal Co.	10,178	$556,635
United Rentals, Inc.(2)	2,000	343,820
W.W. Grainger, Inc.	2,791	659,374

		$1,559,829

23	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2017

Portfolio of Investments — continued

Security	Shares	Value

Wireless Telecommunication Services — 0.0%(1)
America Movil SAB de CV ADR, Series L	270,852	$4,645,112
Sprint Corp.(2)	1	6
Vodafone Group PLC ADR	59,781	1,907,014

		$6,552,132

Total Common Stocks (identified cost $8,244,475,807)		$16,002,076,711

Rights — 0.0%(1)

Security	Shares	Value

Pharmaceuticals — 0.0%(1)
Sanofi, Exp. 12/31/20(2)	6,984	$2,654

Total Rights (identified cost $16,440)		$2,654

Short-Term Investments — 1.3%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.50% (4)	204,319,980	$204,299,548

Total Short-Term Investments (identified cost $204,362,296)		$204,299,548

Total Investments — 99.9% (identified cost $8,448,854,543)		$16,206,378,913

Other Assets, Less Liabilities — 0.1%		$18,310,940

Net Assets — 100.0%		$16,224,689,853

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Amount is less than 0.05%.

(2)	Non-income producing security.

(3)	Restricted security (see Note 5).

(4)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of December 31, 2017.

Abbreviations:

ADR	–	American Depositary Receipt

24	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2017

Statement of Assets and Liabilities

Assets	December 31, 2017
Unaffiliated investments, at value (identified cost, $8,244,492,247)	$16,002,079,365
Affiliated investment, at value (identified cost, $204,362,296)	204,299,548
Cash	1,694,923
Foreign currency, at value (identified cost, $141)	145
Dividends receivable	12,367,102
Dividends receivable from affiliated investment	205,467
Receivable for investments sold	5,274,915
Tax reclaims receivable	5,749,341
Total assets	$16,231,670,806

Liabilities
Payable to affiliates:
Investment adviser fee	$5,780,199
Trustees’ fees	25,375
Accrued expenses	1,175,379
Total liabilities	$6,980,953
Commitments and contingencies (Note 8)
Net Assets applicable to investors’ interest in Portfolio	$16,224,689,853

Sources of Net Assets
Investors’ capital	$8,467,176,909
Net unrealized appreciation	7,757,512,944
Total	$16,224,689,853

25	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2017

Statement of Operations

Investment Income	Year Ended December 31, 2017
Dividends (net of foreign taxes, $1,425,967)	$249,105,243
Dividends from affiliated investment	2,453,219
Total investment income	$251,558,462

Expenses
Investment adviser fee	$61,878,014
Trustees’ fees and expenses	109,875
Custodian fee	2,018,680
Professional fees	336,891
Miscellaneous	411,655
Total expenses	$64,755,115

Net investment income	$186,803,347

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions(1)	$366,876,636
Investment transactions — affiliated investment	26,936
Foreign currency transactions	2,742
Net realized gain	$366,906,314
Change in unrealized appreciation (depreciation) —
Investments	$2,337,432,408
Investments — affiliated investment	(74,611)
Foreign currency	173,734
Net change in unrealized appreciation (depreciation)	$2,337,531,531

Net realized and unrealized gain	$2,704,437,845

Net increase in net assets from operations	$2,891,241,192

(1)	Includes $371,634,625 of net realized gains from redemptions in-kind.

26	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2017

Statements of Changes in Net Assets

	Year Ended December 31,
Increase (Decrease) in Net Assets	2017	2016
From operations —
Net investment income	$186,803,347	$166,984,196
Net realized gain	366,906,314	292,630,128
Net change in unrealized appreciation (depreciation)	2,337,531,531	541,431,580
Net increase in net assets from operations	$2,891,241,192	$1,001,045,904
Capital transactions —
Contributions	$1,487,391,128	$1,168,134,044
Withdrawals	(730,966,590)	(647,540,645)
Net increase in net assets from capital transactions	$756,424,538	$520,593,399

Net increase in net assets	$3,647,665,730	$1,521,639,303

Net Assets
At beginning of year	$12,577,024,123	$11,055,384,820
At end of year	$16,224,689,853	$12,577,024,123

27	See Notes to Financial Statements.

Tax-Managed Growth Portfolio

December 31, 2017

Financial Highlights

	Year Ended December 31,
Ratios/Supplemental Data	2017		2016		2015	2014	2013
Ratios (as a percentage of average daily net assets):
Expenses(1)	0.46%		0.47%		0.47%	0.47%	0.48%
Net investment income	1.33%		1.48%		1.44%	1.45%	1.50%
Portfolio Turnover	0	%(2)(3)	1	%(3)	9%	8%	3%

Total Return	22.76%		9.06%		2.53%	12.73%	32.39%

Net assets, end of year (000’s omitted)	$16,224,690		$12,577,024		$11,055,385	$10,545,696	$9,414,954

(1)	Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Amount is less than 0.5%.

(3)	Excludes the value of portfolio securities contributed or distributed as a result of in-kind shareholder transactions. The portfolio turnover of the Portfolio including in-kind contributions and distributions of securities was 5% and 6% for the years ended December 31, 2017 and 2016, respectively.

28	See Notes to Financial Statements.

Eaton Vance

Tax-Managed Growth Portfolio

December 31, 2017

Notes to Financial Statements

1  Significant Accounting Policies

Tax-Managed Growth Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns for interestholders through investing in a diversified portfolio of equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At December 31, 2017, Eaton Vance Tax-Managed Growth Fund 1.0, Eaton Vance Tax-Managed Growth Fund 1.1, Eaton Vance Tax-Managed Growth Fund 1.2 and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 6.1%, 10.0%, 4.8%, and 1.0% respectively, in the Portfolio. In addition, an unregistered fund managed by the adviser to the Portfolio held an aggregate interest of 78.1% in the Portfolio.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.”

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such reclaims. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

29

Eaton Vance

Tax-Managed Growth Portfolio

December 31, 2017

Notes to Financial Statements — continued

As of December 31, 2017, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio. Under the investment advisory agreement, BMR receives a monthly advisory fee at a rate of 0.625% annually of the Portfolio’s average daily net assets up to $500 million. The advisory fee on net assets of $500 million or more is reduced as follows:

Average Daily Net Assets	Annual Fee Rate (for each level)

$500 million but less than $1 billion	0.5625%
$1 billion but less than $1.5 billion	0.5000%
$1.5 billion but less than $7 billion	0.4375%
$7 billion but less than $10 billion	0.4250%
$10 billion but less than $15 billion	0.4125%
$15 billion but less than $20 billion	0.4000%
$20 billion but less than $25 billion	0.3900%
$25 billion and over	0.3800%

The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. For the year ended December 31, 2017, the Portfolio’s investment adviser fee amounted to $61,878,014 or 0.44% of the Portfolio’s average daily net assets.

Officers and Trustees of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended December 31, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $162,978,592 and $36,573,893, respectively, for the year ended December 31, 2017. In addition, investors contributed securities with an aggregate market value of $1,448,660,332 and investments having an aggregate market value of $593,483,528 were distributed in payment for capital withdrawals during the year ended December 31, 2017.

30

Eaton Vance

Tax-Managed Growth Portfolio

December 31, 2017

Notes to Financial Statements — continued

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at December 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$2,663,755,966

Gross unrealized appreciation	$13,557,402,881
Gross unrealized depreciation	(14,779,934)

Net unrealized appreciation	$13,542,622,947

5  Restricted Securities

At December 31, 2017, the Portfolio owned the following securities (representing 1.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933. The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Common Stocks	Date of Acquisition	Eligible for Resale	Shares	Cost	Value

Aflac, Inc.	9/21/17	9/21/18	25,000	$2,095,902	$2,193,403
Alexion Pharmaceuticals, Inc.	3/16/17	3/16/18	43,530	5,314,289	5,205,753
Alexion Pharmaceuticals, Inc.	6/22/17	6/22/18	81,001	10,000,093	9,686,910
Altria Group, Inc.	9/21/17	9/21/18	32,000	1,957,081	2,283,977
Analog Devices, Inc.	3/16/17	3/16/18	20,897	1,744,236	1,860,460
Arista Networks, Inc.	3/16/17	3/16/18	120,000	15,379,746	28,269,600
Arista Networks, Inc.	12/19/17	12/19/18	127,576	30,000,085	30,024,300
Barracuda Networks, Inc.	6/22/17	6/22/18	435,000	9,669,071	11,962,500
BB&T Corp.	9/21/17	9/21/18	22,314	1,000,005	1,108,897
Chipotle Mexican Grill, Inc.	3/16/17	3/16/18	48,619	19,476,729	14,052,349
Frank’s International NV	6/22/17	6/22/18	1,500,000	11,482,860	9,975,000
Johnson & Johnson	12/19/17	12/19/18	14,035	1,988,173	1,959,009
MGM Resorts International	9/21/17	9/21/18	50,000	1,652,346	1,668,665
Microchip Technology, Inc.	12/19/17	12/19/18	5,600	497,734	491,636
NVIDIA Corp.	6/22/17	6/22/18	109,020	17,362,818	21,095,370
NVIDIA Corp.	9/21/17	9/21/18	100,000	18,565,416	19,340,325
O’Reilly Automotive, Inc.	3/16/17	3/16/18	29,562	8,000,328	7,110,844
On Assignment, Inc.	3/16/17	3/16/18	21,275	1,028,338	1,367,344
On Assignment, Inc.	6/22/17	6/22/18	19,913	1,075,039	1,279,809
Steel Dynamics, Inc.	3/16/17	3/16/18	140,295	5,000,016	6,050,923

Total Restricted Securities				$163,290,305	$176,987,074

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended December 31, 2017.

31

Eaton Vance

Tax-Managed Growth Portfolio

December 31, 2017

Notes to Financial Statements — continued

7  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Consumer Discretionary	$2,211,134,576	$1,668,665		$—	$2,212,803,241
Consumer Staples	1,340,309,288	98,565,851		—	1,438,875,139
Energy	905,686,762	—		—	905,686,762
Financials	2,960,602,239	29,326,677		—	2,989,928,916
Health Care	2,052,688,740	1,959,009		—	2,054,647,749
Industrials	1,825,738,716	—		—	1,825,738,716
Information Technology	4,161,895,268	49,856,261		—	4,211,751,529
Materials	280,875,639	3,132,101		—	284,007,740
Real Estate	8,385,569	—		—	8,385,569
Telecommunication Services	37,595,947	—		—	37,595,947
Utilities	32,655,403	—		—	32,655,403

Total Common Stocks	$15,817,568,147	$184,508,564	*	$—	$16,002,076,711

Rights	$2,654	$—		$—	$2,654
Short-Term Investments	—	204,299,548		—	204,299,548

Total Investments	$15,817,570,801	$388,808,112		$—	$16,206,378,913

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Portfolio held no investments or other financial instruments as of December 31, 2016 whose fair value was determined using Level 3 inputs. At December 31, 2017, the value of investments transferred between Level 1 and Level 2 during the year ended was not significant.

8  Legal Proceedings

In November 2010, the Portfolio was named as defendant and a putative member of the proposed defendant class of shareholders in the case entitled Official Committee of Unsecured Creditors (UCC) of the Tribune Company v. FitzSimons, et al. as a result of its ownership of shares in the Tribune Company (Tribune) in 2007 when Tribune effected a leveraged buyout transaction (LBO) and was converted to a privately held company. The UCC, which has been replaced by a Litigation Trustee pursuant to Tribune’s plan of reorganization, seeks to recover payments of the proceeds of the LBO. This action is now part of a multi-district litigation proceeding in the Southern District of New York. A motion to dismiss the FitzSimons case is currently pending. The value of the proceeds received by the Portfolio is approximately $48,237,000 (equal to 0.3% of net assets at December 31, 2017).

The Portfolio cannot predict the outcome of these proceedings or the effect, if any, on the Portfolio’s net asset value. The attorneys’ fees and costs related to these actions are expensed by the Portfolio as incurred.

32

Tax-Managed Growth Portfolio

December 31, 2017

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Tax-Managed Growth Portfolio:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Tax-Managed Growth Portfolio (the “Portfolio”), including the portfolio of investments, as of December 31, 2017, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of December 31, 2017, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2017, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

February 22, 2018

We have served as the auditor of one or more Eaton Vance investment companies since 1959.

33

Eaton Vance

Tax-Managed Growth Fund 1.0

December 31, 2017

Management and Organization

Fund Management.  The Trustees of Eaton Vance Series Trust (the Trust) and Tax-Managed Growth Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 177 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 177 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and the Portfolio.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. Formerly, Director and Chairman of Legg Mason, Inc. (2008-2012); Director/Trustee and Chairman of Legg Mason family of funds (14 funds) (2008-2012); and Director/Trustee of the Royce family of funds (35 funds) (2001-2012).

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989); Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

34

Eaton Vance

Tax-Managed Growth Fund 1.0

December 31, 2017

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson) 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Scott E. Wennerholm 1959	Trustee	2016

Trustee at Wheelock College (postsecondary institution) (since 2012). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(3)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President of the Trust	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

Edward J. Perkin 1972	President of the Portfolio	2014	Chief Equity Investment Officer and Vice President of EVM and BMR since 2014. Formerly, Chief Investment Officer, International and Emerging Markets Equity, and Managing Director, Portfolio Manager, Europe, EAFE and Global at Goldman Sachs Asset Management (2002-2014). Also Vice President of CRM.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

35

Eaton Vance

Tax-Managed Growth Fund 1.0

December 31, 2017

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(3)	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)	During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).
(3)	Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

36

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

37

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Investment Adviser of Tax-Managed Growth Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Administrator of Eaton Vance Tax-Managed Growth Fund 1.0

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

157    12.31.17

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Portfolio’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it or a “covered person” of the accounting firm (within the meaning of applicable SEC rules relating to auditor independence) receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and one or more lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds notwithstanding the existence of one or more breaches of the Loan Rule.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to an auditor independence issue arising under the Loan Rule. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds.

Based on information provided by D&T to the Audit Committee, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. Among other things, D&T has advised the Audit Committee of its conclusion that the consequences of the breach of the Loan Rule have been satisfactorily addressed, that D&T’s objectivity and impartiality in the planning and conduct of the audits of the Fund’s financial statements has not been compromised and that, notwithstanding the breach, D&T is in a position to continue as the auditor for the Funds and D&T does not believe any actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on its consideration of the No-Action Letter and other relevant information communicated to the Audit Committee.

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended December 31, 2016 and December 31, 2017 by D&T for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	12/31/16	12/31/17
Audit Fees	$96,550	$96,550
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$17,002	$17,257
All Other Fees(3)	$0	$0

Total	$113,552	$113,807

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the registrant’s principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended December 31, 2016 and December 31, 2017; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	12/31/16	12/31/17
Registrant	$17,002	$17,257
Eaton Vance(1)	$46,000	$148,018

(1)	The investment adviser to the registrant, as well as any of its affiliates that provide ongoing services to the registrant, are subsidiaries of Eaton Vance Corp.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Growth Portfolio

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	February 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	February 22, 2018

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	February 22, 2018